A, C, Select, Institutional Shares | Undiscovered Managers Behavioral Value Fund
Undiscovered Managers Behavioral Value Fund

Class/Ticker: A/UBVAX; C/UBVCX; Select/UBVSX; Institutional/UBVLX

Currently, the Fund is publicly offered on a limited basis. (See "Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING" in the prospectus for more information.)
What is the goal of the Fund?
Capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 18 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - A, C, Select, Institutional Shares - Undiscovered Managers Behavioral Value Fund	Class A		Class C	Select Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%		none	none	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	none	[1]	1.00%	none	none
[1]	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A, C, Select, Institutional Shares - Undiscovered Managers Behavioral Value Fund		Class A	Class C	Select Class	Institutional Class
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none	none
Other Expenses		0.56%	0.51%	0.49%	0.28%
Shareholder Service Fees		0.25%	0.25%	0.25%	0.10%
Remainder of Other Expenses		0.31%	0.26%	0.24%	0.18%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		2.08%	2.53%	1.76%	1.55%
Fee Waivers and Expense Reimbursements	[1]	(0.57%)	(0.52%)	(0.50%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.51%	2.01%	1.26%	1.11%
[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.30%, 1.80%, 1.05% and 0.90% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 12/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - A, C, Select, Institutional Shares - Undiscovered Managers Behavioral Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	671	1,090	1,535	2,766
CLASS C SHARES	304	738	1,299	2,827
SELECT CLASS SHARES	128	505	907	2,032
INSTITUTIONAL CLASS SHARES	113	446	803	1,808

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - A, C, Select, Institutional Shares - Undiscovered Managers Behavioral Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	671	1,090	1,535	2,766
CLASS C SHARES	204	738	1,299	2,827
SELECT CLASS SHARES	128	505	907	2,032
INSTITUTIONAL CLASS SHARES	113	446	803	1,808

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. (Fuller & Thaler), believes have value characteristics. Such common stocks include stocks of small capitalization companies, similar to those that are included in the Russell 2000 Value Index and real estate investment trusts (REITs).

A REIT is a pooled investment vehicle that generally invests in income-producing real estate or real estate-related loans or interests. REITs are classified as equity REITs, mortgage REITs, or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents.

In selecting stocks for the Fund, Fuller & Thaler applies principles based on behavioral finance. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler generally utilizes a three-pronged approach that includes (i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company, (ii) evidence of overreaction due to behavioral factors that have resulted in an absolute or relative decline in valuation and (iii) analysis of the company fundamentals with regard to business model, valuation and credit risk.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and overreaction. Securities identified using this type of strategy may perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor's historical trends. The factors used in implementing this strategy and the weight placed on those factors may not be predictive of a security's value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. Fuller & Thaler's strategy based on behavioral finance may be less effective in certain market environments.

Smaller Cap Company Risk. Investments in securities of mid cap and small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Real Estate Securities Risk. The Fund's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and the Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception is based on the performance of the Institutional Class Shares. The actual returns of Select Class Shares would have been lower than those shown because Select Class Shares have higher expenses than Institutional Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.
YEAR-BY-YEAR RETURNS – INSTITUTIONAL CLASS SHARES

Best Quarter	2nd quarter, 2009	31.09%
Worst Quarter	3rd quarter, 2011	–24.31%
The Fund’s year-to-date total return through 9/30/15 was –1.83%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Average Annual Total Returns - A, C, Select, Institutional Shares - Undiscovered Managers Behavioral Value Fund	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES	5.70%	18.49%	9.07%
INSTITUTIONAL CLASS SHARES | Return After Taxes on Distributions	4.85%	18.25%	8.65%
INSTITUTIONAL CLASS SHARES | Return After Taxes on Distributions and Sale of Fund Shares	3.54%	15.02%	7.39%
CLASS A SHARES	(0.23%)	16.91%	8.22%
CLASS C SHARES	3.77%	17.58%	8.27%
SELECT CLASS SHARES	5.56%	18.44%	9.05%
INSTITUTIONAL CLASS SHARES	5.70%	18.49%	9.07%
RUSSELL 2000 VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	4.22%	14.26%	6.89%
LIPPER SMALL-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	3.05%	14.03%	7.54%

The after-tax returns are shown only for the Institutional Class Shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.